Schedule of financial information of the joint venture and associate (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)
Defined Benefit Plan Disclosure [Line Items]
Current assets	$ 5,699,428		$ 1,656,030		$ 7,331,174
Current liabilities	2,421,996		6,041,029		3,115,414
Net loss	(3,633,248)	$ (4,673,447)	(1,560,535)	$ (1,119,555)
Net loss attributable to the Company	(49,249)	(63,349)	(51,931)	(33,788)
BSSB (Member)
Defined Benefit Plan Disclosure [Line Items]
Current assets
Current liabilities
Net loss				(15,780)
Net loss attributable to the Company				(7,890)
Cuprina MENA Co., Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Current assets	3,700		9,447	17,580	4,759
Current liabilities	216,224		164,840	35,274	$ 278,129
Net loss	(100,508)	(129,283)	(105,981)	(52,854)
Net loss attributable to the Company	$ (49,249)	$ (63,349)	$ (51,931)	(25,898)
Joint Venture And Associate [Member]
Defined Benefit Plan Disclosure [Line Items]
Current assets				17,580
Current liabilities				35,274
Net loss				(68,364)
Net loss attributable to the Company				$ (33,788)